Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Deficit
Beginning balance at Sep. 30, 2015	$ 60,915	$ 99,318	$ 10,847	$ (903)	$ (48,347)
Beginning balance, Shares at Sep. 30, 2015		53,297
Shares issued on exercise of stock options	806	$ 2,106	(1,300)
Shares issued on exercise of stock options, shares		1,226
Shares issued on exercise of warrants	1,149	$ 1,256	(107)
Shares issued on exercise of warrants, shares		407
Shares issued on conversion of Restricted shares and DSUs	50	$ 757	(707)
Shares issued on conversion of restricted shares and DSUs, shares		382
Deferred share units and Restricted shares issued in lieu of salaries and directors fees	22		22
Shares issued for equity financing	3,500	$ 3,500
Shares issued for equity financing, shares		3,453
Share issuance costs	(191)	$ (191)
Shares issued for convertible security	1,924	$ 1,924
Shares issued for convertible security, shares		1,608
Stock-based compensation	3,193		3,193
Net loss	(27,724)				(27,724)
Other comprehensive income (loss)	(1,221)			(1,221)
Ending balance at Dec. 31, 2016	42,423	$ 108,670	11,948	(2,124)	(76,071)
Ending balance, Shares at Dec. 31, 2016		60,373
Shares issued on exercise of stock options	812	$ 1,862	(1,050)
Shares issued on exercise of stock options, shares		857
Shares issued on exercise of warrants	5,540	$ 5,871	(331)
Shares issued on exercise of warrants, shares		1,687
Shares issued on conversion of Restricted shares and DSUs		$ 1,743	(1,743)
Shares issued on conversion of restricted shares and DSUs, shares		562
Deferred share units and Restricted shares issued in lieu of salaries and directors fees	371		371
Shares issued for equity financing	80,999	$ 80,999
Shares issued for equity financing, shares		25,000
Share issuance costs	(1,755)	$ (1,755)
Stock-based compensation	11,617		11,617
Net loss	(33,250)				(33,250)
Other comprehensive income (loss)	2,010			2,010
Ending balance at Dec. 31, 2017	$ 108,767	$ 197,390	$ 20,812	$ (114)	$ (109,321)
Ending balance, Shares at Dec. 31, 2017		88,479